Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

Note 10 - LEASES

The Company has operating leases for corporate offices and employees ’ accommodation. These leases have remaining lease terms of 36 months to 49 months. The Company has elected to not recognize lease assets and liabilities for leases with a term less than twelve months.

The Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate. The Company determines the incremental borrowing rates for these leases based primarily on lease terms were 4.75% in PRC, 3.22% and 3.94% in Taiwan.

Amortization expense charged to operations was $86,216, $56,666 and $4,932 for the years ended December 31, 2023,2022 and 2021.

The components of lease costs, lease term and discount rate with respect of corporate offices and employees’ accommodation leases with an initial term of more than 12 months are as follows:

	For years ended December 31,
	2023	2022	2021
Operating lease cost	$77,468	$52,507	$4,452

	December 31, 2023	December 31, 2022	December 31, 2021
Weighted Average Remaining Lease Term - Operating leases	2.17	3.00	4.00
Weighted Average Discount Rate - Operating leases	3.22%	3.22%	3.22%

As of December 31, 2023, the future maturity of lease liabilities is as follows:

For the year ended December 31,	Amount
2024	$106,309
2025	110,853
2026	30,133
2027	-
Thereafter	-
Total lease payment at Present Value	$247,295